Derivative financial assets (Details 1)	12 Months Ended
Dec. 31, 2021
Disclosure Of Derivative Financial Assets [Abstract]
Risk-free interest rate	0.38%
Expected life	6 months
Expected volatility in market price of shares	71.00%
Expected dividend yield	0.00%
Expected forfeiture rate	0.00%